Financial structure and financial costs - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 20,398
Unutilized credit facilities	20,225
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(47,929)	$ (42,640)	$ (39,391)
Non-current financial assets excluding derivative financial instruments	2,204	1,412	1,308
Current borrowings	(12,038)	(10,024)	(9,590)
Other current financial liabilities	(388)	(664)	(446)
Current financial assets	3,332	6,914	6,585
Assets and liabilities available for sale or exchange	(165)	(44)	(310)
Cash and cash equivalents	26,202	25,844	27,263	$ 33,026
Net amount before financial expense	(28,782)	(19,202)	(14,581)
Financial expense on non-current financial debt	(19,112)	(16,628)	(6,508)
Interest differential on swaps	(1,352)	(1,842)	(1,843)
NET AMOUNT	(49,246)	(37,672)	(22,932)
Financial assets and liabilities related to operating activities
Accounts payable	(38,065)	(39,932)	(41,335)
Other operating liabilities	(21,774)	(20,242)	(19,937)
Accounts receivable, net	18,559	19,281	23,442
Other operating receivables	13,932	16,846	14,952
TOTAL	(27,348)	(24,047)	(22,878)
Not later than one year
Maturity of financial assets and liabilities
Current borrowings	(12,038)	(10,024)	(9,590)
Other current financial liabilities	(388)	(664)	(446)
Current financial assets	3,332	6,914	6,585
Assets and liabilities available for sale or exchange	(165)	(44)	(310)
Cash and cash equivalents	26,202	25,844	27,263
Net amount before financial expense	16,943	22,026	23,502
Financial expense on non-current financial debt	(1,052)	(827)	(469)
Interest differential on swaps	(263)	(342)	(355)
NET AMOUNT	15,628	20,857	22,678
Year 2
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,242)	(4,109)	(5,079)
Non-current financial assets excluding derivative financial instruments	401	183	132
Net amount before financial expense	(3,841)	(3,926)	(4,947)
Financial expense on non-current financial debt	(1,021)	(822)	(517)
Interest differential on swaps	(211)	(295)	(265)
NET AMOUNT	(5,073)	(5,043)	(5,729)
Year 3
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,526)	(3,889)	(3,816)
Non-current financial assets excluding derivative financial instruments	138	275	107
Net amount before financial expense	(4,388)	(3,614)	(3,709)
Financial expense on non-current financial debt	(1,027)	(784)	(460)
Interest differential on swaps	(213)	(247)	(261)
NET AMOUNT	(5,628)	(4,645)	(4,430)
Year 4
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,614)	(4,459)	(3,615)
Non-current financial assets excluding derivative financial instruments	215	130	244
Net amount before financial expense	(5,399)	(4,329)	(3,371)
Financial expense on non-current financial debt	(934)	(785)	(430)
Interest differential on swaps	(160)	(240)	(216)
NET AMOUNT	(6,493)	(5,354)	(4,017)
Year 5
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(2,948)	(5,521)	(4,356)
Non-current financial assets excluding derivative financial instruments	264	114	100
Net amount before financial expense	(2,684)	(5,407)	(4,256)
Financial expense on non-current financial debt	(885)	(608)	(390)
Interest differential on swaps	(90)	(183)	(209)
NET AMOUNT	(3,659)	(6,198)	(4,855)
More than 5 years
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(30,599)	(24,662)	(22,525)
Non-current financial assets excluding derivative financial instruments	1,186	710	725
Net amount before financial expense	(29,413)	(23,952)	(21,800)
Financial expense on non-current financial debt	(14,193)	(12,802)	(4,242)
Interest differential on swaps	(415)	(535)	(537)
NET AMOUNT	(44,021)	(37,289)	(26,579)
Derivative financial instruments related to commodity contracts
Financial assets and liabilities related to operating activities
Other operating liabilities	(4,395)	(7,680)	(7,650)
Other operating receivables	5,710	$ 9,072	$ 7,012
TotalEnergies SE
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 19,767